Exhibit 99.1

Hyundai Auto Receivables Trust 2017-B
Monthly Servicing Report

Collection Period	March 2018
Distribution Date	04/16/18
Transaction Month	8
30/360 Days	30
Actual/360 Days	32

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	July 7, 2017
Closing Date:	August 16, 2017

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,022,326,580.78	53,518	3.33%	57.44
Original Adj. Pool Balance:		$979,267,514.55

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$209,000,000.00	20.444%	1.30000%		August 15, 2018
Class A-2-A Notes	Fixed	$210,500,000.00	20.590%	1.57000%		August 17, 2020
Class A-2-B Notes	Floating	$139,500,000.00	13.645%	LIBOR + 0.10%		August 17, 2020
Class A-3 Notes	Fixed	$275,000,000.00	26.899%	1.77000%		January 18, 2022
Class A-4 Notes	Fixed	$73,780,000.00	7.217%	1.96000%		February 15, 2023
Class B Notes	Fixed	$17,620,000.00	1.724%	2.23000%		February 15, 2023
Class C Notes	Fixed	$29,380,000.00	2.874%	2.44000%		May 15, 2024
Total Securities		$954,780,000.00	93.393%

Overcollateralization		$24,487,514.55	2.395%
YSOA		$43,059,066.23	4.212%
Total Original Pool Balance		$1,022,326,580.78	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	-	$-	-	$-
Class A-2-A Notes	$192,807,061.82	0.9159480	$176,964,226.11	0.8406852	$15,842,835.70
Class A-2-B Notes	$127,774,751.18	0.9159480	$117,275,579.77	0.8406852	$10,499,171.41
Class A-3 Notes	$275,000,000.00	1.0000000	$275,000,000.00	1.0000000	$-
Class A-4 Notes	$73,780,000.00	1.0000000	$73,780,000.00	1.0000000	$-
Class B Notes	$17,620,000.00	1.0000000	$17,620,000.00	1.0000000	$-
Class C Notes	$29,380,000.00	1.0000000	$29,380,000.00	1.0000000	$-
Total Securities	$716,361,813.00	0.7502899	$690,019,805.89	0.7227003	$26,342,007.11

Weighted Avg. Coupon (WAC)	3.25%		3.24%
Weighted Avg. Remaining Maturity (WARM)	50.31		49.36
Pool Receivables Balance	$781,824,174.35		$754,194,841.76
Remaining Number of Receivables	46,602		45,845

Adjusted Pool Balance	$749,656,908.49		$723,314,901.38

III. COLLECTIONS

Principal:
Principal Collections	$26,720,502.76
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$791,455.75
Total Principal Collections	$27,511,958.51

Interest:
Interest Collections	$2,057,338.87
Late Fees & Other Charges	$43,605.27
Interest on Repurchase Principal	$-
Total Interest Collections	$2,100,944.14

Collection Account Interest	$18,871.59
Reserve Account Interest	$1,834.48
Servicer Advances	$-

Total Collections	$29,633,608.72

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Hyundai Auto Receivables Trust 2017-B
Monthly Servicing Report

Collection Period	March 2018
Distribution Date	04/16/18
Transaction Month	8
30/360 Days	30
Actual/360 Days	32

IV. DISTRIBUTIONS

Total Collections	$29,633,608.72
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$29,633,608.72

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$651,520.15	$-	$651,520.15	651,520.15
	Collection Account Interest					$18,871.59
	Late Fees & Other Charges					$43,605.27
Total due to Servicer						$713,997.01

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2-A Notes		$252,255.91		$252,255.91
	Class A-2-B Notes		$213,139.64		$213,139.64
	Class A-3 Notes		$405,625.00		$405,625.00
	Class A-4 Notes		$120,507.33		$120,507.33

	Total Class A interest:		$991,527.88		$991,527.88	991,527.88

3.	First Priority Principal Distribution:		$-		$-	0.00

4.	Class B Noteholders Interest:		$32,743.83		$32,743.83	32,743.83

5.	Second Priority Principal Distribution:		$-		$-	0.00

6.	Class C Noteholders Interest:		$59,739.33		$59,739.33	59,739.33

	Available Funds Remaining:					$27,835,600.67

7.	Regular Principal Distribution Amount:					26,342,007.11

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2-A Notes				$15,842,835.70
	Class A-2-B Notes				$10,499,171.41
	Class A-3 Notes				$-
	Class A-4 Notes				$-
	Class A Notes Total:		$26,342,007.11		$26,342,007.11
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Total Noteholders Principal		$26,342,007.11		$26,342,007.11

8.	Required Deposit to Reserve Account					0.00

9.	Trustee Expenses					0.00

10.	Remaining Available Collections Released to Certificateholder					1,493,593.56

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$32,167,265.86
Beginning Period Amount	$32,167,265.86
Current Period Amortization	$1,287,325.48
Ending Period Required Amount	$30,879,940.38
Ending Period Amount	$30,879,940.38
Next Distribution Date Required Amount	$29,618,594.05

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Hyundai Auto Receivables Trust 2017-B
Monthly Servicing Report

Collection Period	March 2018
Distribution Date	04/16/18
Transaction Month	8
30/360 Days	30
Actual/360 Days	32

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,448,168.79
Beginning Period Amount	$2,448,168.79
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,448,168.79
Ending Period Amount	$2,448,168.79

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.40%
Overcollateralization Floor	3.40%

	Beginning	Ending	Target
Overcollateralization Amount	$33,295,095.49	$33,295,095.49	$33,295,095.49
Overcollateralization as a % of Original Adjusted Pool	3.40%	3.40%	3.40%
Overcollateralization as a % of Current Adjusted Pool	4.44%	4.60%	4.60%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	99.28%	45,516	99.19%	$748,065,874.99
30 - 60 Days	0.57%	261	0.65%	$4,898,678.76
61 - 90 Days	0.11%	51	0.12%	$922,650.29
91-120 Days	0.03%	16	0.04%	$288,907.83
121 + Days	0.00%	1	0.00%	$18,729.89
Total		45,845		$754,194,841.76

Delinquent Receivables 30+ Days Past Due
Current Period	0.72%	329	0.81%	$6,128,966.77
1st Preceding Collection Period	0.70%	324	0.79%	$6,190,779.00
2nd Preceding Collection Period	0.88%	414	0.99%	$7,967,172.58
3rd Preceding Collection Period	0.81%	389	0.93%	$7,717,671.47
Four-Month Average	0.78%		0.88%

Ratio of 61+ Delinquency Receivables Balance to EOP Pool Balance			0.16%
Delinquency Percentage exceeds Delinquency Trigger of 9.6% (Y/N)			No

Repossession in Current Period		34		$600,655.53
Repossession Inventory		69		$540,156.94

Current Charge-Offs
Gross Principal of Charge-Offs				$908,829.83
Recoveries				$(791,455.75)
Net Loss				$117,374.08

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.18%

Average Pool Balance for Current Period				$768,009,508.05

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.18%
1st Preceding Collection Period				0.84%
2nd Preceding Collection Period				0.85%
3rd Preceding Collection Period				1.34%
Four-Month Average				0.80%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		71	540	$6,804,203.27
Recoveries		90	376	$(2,804,161.30)
Net Loss				$4,000,041.97
Cumulative Net Loss as a % of Initial Pool Balance				0.39%

Net Loss for Receivables that have experienced a Net Loss *		42	407	$4,006,763.70
Average Net Loss for Receivables that have experienced a Net Loss				$9,844.63

Principal Balance of Extensions				$1,371,220.43
Number of Extensions				63

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

IX. CREDIT RISK RETENTION INFORMATION

There were no material changes in the retained interest in the transaction.

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